Revenues (Tables)	12 Months Ended
Mar. 31, 2022
Revenues
Schedule of revenue by category

	Year ended March 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Cord blood processing fees	759,493	653,756	693,001	109,319
Cord blood storage fees	451,670	492,884	537,853	84,844
Fees derived from the provision of donated cord blood for transplantation and research and others	10,297	12,999	12,401	1,956
Total revenues	1,221,460	1,159,639	1,243,255	196,119